CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 96,648	$ 246,954
Restricted cash and short-term deposits	31,330	27,306
Trade accounts receivable	27,986	18,255
Amounts due from related parties	0	7,625
Inventories	2,031	3,506
Other current assets	6,534	7,850
Total current assets	164,529	311,496
Non-current assets
Restricted cash	141,114	155,627
Investment in affiliate	206,180	0
Vessels and equipment, net	1,535,757	1,588,923
Vessel under capital lease, net	114,711	105,945
Intangible assets, net	60,369	73,206
Amounts due from related parties	0	177,247
Other non-current assets	18,157	14,927
Total assets	2,240,817	2,427,371
Current liabilities
Current portion of long-term debt	75,451	118,850
Current portion of obligation under capital lease	1,564	1,276
Trade accounts payable	5,593	4,780
Accrued expenses	27,229	32,240
Amounts due to related parties	1,237	0
Other current liabilities	25,033	22,941
Total current liabilities	136,107	180,087
Non-current liabilities
Long-term debt	1,196,899	1,252,184
Obligation under capital lease	118,119	126,805
Other non-current liabilities	30,175	20,694
Total liabilities	1,481,300	1,579,770
Commitments and contingencies
Partners’ capital:
Common unitholders: 69,455,364 units issued and outstanding at December 31, 2018 (2017: 69,768,261)	495,576	585,440
Preferred unitholders: 5,520,000 preferred units issued and outstanding at December 31, 2018 (2017: 5,520,000)	132,991	132,991
General partner interest: 1,436,391 units issued and outstanding at December 31, 2018 (2017: 1,423,843)	51,048	52,600
Total partners’ capital	679,615	771,031
Accumulated other comprehensive income	0	26
Total before non-controlling interests	679,615	771,057
Non-controlling interests	79,902	76,544
Total equity	759,517	847,601
Total liabilities and equity	$ 2,240,817	$ 2,427,371